Statement of Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Aug. 31, 2015	$ 14,817	$ 9,351,999	$ (8,662,501)	$ 704,315
Shares, Outstanding at Aug. 31, 2015	148,173,100			148,173,100
Stock Issued During Period, Value, New Issues	$ 12,526	1,719,283		$ 1,731,809
Stock Issued During Period, Shares, New Issues	125,260,564			125,260,564
Net Income (Loss)			(1,227,747)	$ (1,227,747)
Stockholders' Equity, Other		4,103		4,103
Stockholders' Equity at Aug. 31, 2016	$ 27,343	11,075,385	(9,890,248)	$ 1,212,480
Shares, Outstanding at Aug. 31, 2016	273,433,664			273,433,664
Stock Issued During Period, Value, New Issues	$ 7,778	1,398,047		$ 1,405,825
Stock Issued During Period, Shares, New Issues	77,795,545			77,795,545
Net Income (Loss)			(1,593,027)	$ (1,593,027)
Stockholders' Equity at Aug. 31, 2017	$ 35,121	$ 12,473,432	$ (11,483,275)	$ 1,025,278
Shares, Outstanding at Aug. 31, 2017	351,229,209			351,229,209